Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory reserve [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Beginning Balance at May. 31, 2012		$ 690,402	$ 1,555	$ 161,485		$ 55,138	$ 85,253	$ 386,971	$ 690,402
Beginning Balance, shares at May. 31, 2012			158,379,387
Issuance of ADS shares for the exercises of employee share options		5,733	$ 7	5,726					5,733
The vesting of non-vested equity shares			$ 11	(11)
Share-based compensation expense		27,242		27,242					27,242
Transfer to statutory reserves							22,470	(22,470)
Dividend declared	[1]	3,010		3,010					3,010
Share repurchase	[2]	$ (33,133)		(33,116)	$ (17)				(33,133)
Share repurchase, shares		(1,683,400)	(1,683,400)
Net income		$ 136,269						136,269	136,269
Foreign currency translation adjustment		27,729				27,729			27,729
Ending Balance at May. 31, 2013		857,252	$ 1,573	164,336	(17)	82,867	107,723	500,770	857,252
Ending Balance, shares at May. 31, 2013			156,695,987
Issuance of ADS shares for the exercises of employee share options		7,848	$ 11	7,837					7,848
Reissuance of treasury stock for the exercises of employee share options		13,524		13,514	10				13,524
Reissuance of treasury stock for the exercises of employee share options, shares			1,014,727
Reissuance of treasury stock for the vesting of non-vested equity shares				(8)	8
Reissuance of treasury stock for the vesting of non-vested equity shares, shares			810,052
Share-based compensation expense		20,079		20,079					20,079
Transfer to statutory reserves							22,145	(22,145)
Dividend declared	[3]	(54,476)		(14,891)				(39,585)	(54,476)
Share repurchase	[2]	$ (16,865)		(16,858)	(7)				(16,865)
Share repurchase, shares		(762,100)	(762,100)
Net income		$ 215,704						215,704	215,704
Foreign currency translation adjustment		(17,894)				(17,894)			(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil		586				586			586
Ending Balance at May. 31, 2014		$ 1,025,758	$ 1,584	174,009	(6)	65,559	129,868	654,744	1,025,758
Ending Balance, shares at May. 31, 2014		158,379,387	157,758,666
Reissuance of treasury stock for the exercises of employee share options		$ 11,362		11,353	9				11,362
Reissuance of treasury stock for the exercises of employee share options, shares		1,968,241	953,514
Reissuance of treasury stock for the vesting of non-vested equity shares				(6)	6
Reissuance of treasury stock for the vesting of non-vested equity shares, shares		1,385,484	575,432
Share-based compensation expense		$ 15,689		15,689					15,689
Transfer to statutory reserves							23,742	(23,742)
Share repurchase	[4]	$ (59,420)		(59,392)	(28)				(59,420)
Share repurchase, shares		(2,800,849)	(2,800,849)
Net income		$ 192,718						193,013	193,013	$ (295)
Foreign currency translation adjustment		12,006				12,006			12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil		21,940				21,940			21,940
Capital injection of noncontrolling interest		3,791								3,791
Ending Balance at May. 31, 2015		$ 1,223,844	$ 1,584	$ 141,653	$ (19)	$ 99,505	$ 153,610	$ 824,015	$ 1,220,348	$ 3,496
Ending Balance, shares at May. 31, 2015		158,379,387	156,486,763

[1]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 28, 2012 to shareholders of record at the close of business on August 31, 2012.
[2]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.
[3]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[4]	On July 22, 2014, the Company's board of directors authorized the repurchase of up to US$120,000 of the Company's shares during the period from July 28, 2014 through March 31, 2015. 2,800,849 shares were repurchased in the year ended May 31, 2015.